Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Preferred Stock [Line Items]
CONVERTIBLE PREFERRED STOCK
10.	CONVERTIBLE PREFERRED STOCK

In October 2023, the Company amended and restated the articles of incorporation to add a conversion feature to the convertible preferred stock. Pursuant to the amendment, all outstanding convertible preferred stock automatically converts into the same number of shares of Common stock upon the consummation of the Merger with GAMC. In addition, if any holder of shares of convertible preferred stock did not participate in a financing event within the time specified by the Company by (i) purchasing the Bridge Convertible Notes (see Note 8 — Borrowings) equal to at least 20% of such holder’s Pro Rata Share and (ii) entering into the Original PIPE Subscription Agreement (see Note 4 — Reverse Merger) equal to at least 80% of such holder’s Pro Rata Share (collectively, the sum of (i) and (ii) is referred to as the “Commitment” with respect to each such holder), then the applicable portion of the shares of convertible preferred stock held by such holder automatically converted into shares of Common stock at a ratio of one share of Common stock for every ten shares of convertible preferred stock, with any remaining fraction being cancelled. The applicable portion of the shares of convertible preferred stock was calculated by multiplying the aggregate number of shares of convertible preferred stock held by such holder immediately prior to the initial closing of the financing of the Bridge Convertible Notes by a fraction, the numerator of which was equal to the dollar amount, if positive, by which such holder’s Pro Rata Share exceeds such holder’s Commitment, and the denominator of which was equal to such holder’s Pro Rata Share.

This amendment of the conversion feature was determined to be significant using the qualitative approach. As such, the Company accounted for the amendment as an extinguishment of the outstanding convertible preferred stock and recorded a gain on extinguishment of $216.4 million on the date of the filing of amended and restated articles of incorporation. The gain on the extinguishment of the convertible preferred stock was calculated by taking the difference between the net carrying value of $339.2 million of convertible preferred stock immediately prior to the amendment of the conversion feature and the fair value of $122.8 million of the new convertible preferred stock that for accounting purposes was deemed to be issued in connection with the amended and restated articles of incorporation. The gain on extinguishment was recorded as a deemed contribution in equity and was recorded as a decrease to the net loss attributable to Common stockholders during the fourth quarter for the year ended December 31, 2023, and as an increase to additional paid-in capital.

In November 2023, the time for convertible preferred stockholders to participate in a financing event elapsed, which resulted in 2,482,334 shares of convertible preferred stock converted into 248,209 shares of Common stock during the fourth quarter for the year ended December 31, 2023.

As discussed in Note 4, immediately prior to the consummation of the Merger in August 2024, each share of Legacy Bolt Convertible Preferred Stock automatically converted into shares of Common stock of Legacy Bolt in accordance with the Merger Agreement. In addition, the Company filed its restated amended certificate of incorporation, which authorized the issuance of up to 50,000,000 shares of preferred stock with a par value of $0.0001 per share.

At December 31, 2023, the authorized, issued, and outstanding convertible preferred stock (collectively, the “Convertible Preferred Stock”) consisted of the following (in thousands, except share and per share amounts):

	Shares authorized	Shares issued and outstanding	Original Issue Price	Net proceeds	Aggregate liquidation preference
Series A(1)	1,631,226	1,573,999	$3.1680	$4,924	$4,986
Series B	2,834,955	2,511,007	11.4994	28,785	28,875
Series C	1,708,298	1,498,516	28.7280	42,921	43,049
Series D	2,424,334	1,312,722	54.3907	69,453	71,400
Series E(2)	3,951,628	1,152,329	64.2483	73,092	74,035
	12,550,441	8,048,573		$219,175	$222,345
(1)	Includes 56,080 shares of Series A convertible preferred stock issued at a price of $3.01 per share, representing a 5% discount from the original issuance price, from simultaneous extinguishment of convertible notes.
(2)	Includes 838,702 shares of Series E convertible preferred stock issued at a price of $54.61 per share, representing a 15% discount from the original issuance price, from simultaneous extinguishment of convertible notes.

BOLT THREADS, INC. [Member]
Convertible Preferred Stock [Line Items]
CONVERTIBLE PREFERRED STOCK

9. CONVERTIBLE PREFERRED STOCK

In July 2022, the Company issued a total of 147,786 shares of Series E convertible preferred stock for aggregate gross proceeds of $2.8 million at an original issue price of $18.94618, in a basket transaction together with Series E convertible preferred stock warrants. Upon issuance, the Company estimated the fair value of Series E convertible preferred stock warrants to be $0.1 million using the methodology described in Note 4 — Fair Value Measurements. Since the Series E convertible preferred stock warrants are to be measured at fair value and were issued in conjunction with the Series E convertible preferred stock, the estimated fair value of the warrants issued was recorded as a reduction to the carrying value of the Series E convertible preferred stock upon issuance.

In October 2023, the Company amended and restated the articles of incorporation to add a conversion feature to the convertible preferred stock. According to the amendment, all outstanding convertible preferred stock automatically converts into the same number of shares of common stock upon the consummation of a business combination with GAMC. In addition, if any holder of shares of convertible preferred stock does not participate in a financing event within the time specified by the Company by (i) purchasing the Bridge Convertible Notes (see Note 7 — Borrowings) equal to at least 20% of such holder’s Pro Rata Share and (ii) entering into the Original PIPE Subscription Agreement (see Note 13 — Commitment and Contingencies) equal to at least 80% of such holder’s Pro Rata Share (collectively, the sum of (i) and (ii) is referred to as the “Commitment” with respect to each such holder), then the applicable portion of the shares of convertible preferred stock held by such holder automatically converts into shares of common stock at a ratio of one share of common stock for every ten shares of convertible preferred stock, with any remaining fraction being cancelled. The applicable portion of the shares of convertible preferred stock is calculated by multiplying the aggregate number of shares of convertible preferred stock held by such holder immediately prior to the initial closing of the financing of the Bridge Convertible Notes by a fraction, the numerator of which is equal to the dollar amount, if positive, by which such holder’s Pro Rata Share exceeds such holder’s Commitment, and the denominator of which is equal to such holder’s Pro Rata Share.

This amendment of the conversion feature was determined to be significant using the qualitative approach. As such, the Company accounted for the amendment as an extinguishment of the outstanding convertible preferred stock and recorded a gain on extinguishment of $216.4 million on the date of the filing of amended and restated articles of incorporation. The gain on the extinguishment of the convertible preferred stock was calculated by taking the difference between the net carrying value of $339.2 million of convertible preferred stock immediately prior to the amendment of the conversion feature and the fair value of $122.8 million of the new convertible preferred stock that for accounting purposes was deemed to be issued in connection with the amended and restated articles of incorporation. The gain on extinguishment was recorded as a deemed contribution in equity and was recorded as a decrease to the net loss attributable to common stockholders for the year ended December 31, 2023 and as an increase to additional paid-in capital.

In November 2023, the time for convertible preferred stockholders to participate in a financing event elapsed, which resulted in 8,418,087 shares of convertible preferred stock converted into 841,785 shares of common stock during the year ended December 31, 2023.

As of December 31, 2023, the authorized, issued, and outstanding convertible preferred stock (collectively, the “Convertible Preferred Stock”) consisted of the following (in thousands, except share and per share amounts):

	Shares authorized	Shares issued and outstanding	Original Issue Price	Net proceeds	Aggregate liquidation preference
Series A(1)	5,531,643	5,337,315	$0.9342	$4,924	$4,986
Series B	9,613,604	8,515,065	3.39105	28,785	28,875
Series C	5,793,003	5,081,613	8.4716	42,921	43,049
Series D	8,221,150	4,451,566	16.03926	69,453	71,400
Series E(2)	13,400,338	3,907,660	18.94618	73,092	74,035
	42,559,738	27,293,219		$219,175	$222,345

(1)	Includes 190,175 shares of Series A convertible preferred stock issued at a price of $0.88749 per share, representing a 5% discount from the original issuance price, from simultaneous extinguishment of convertible notes.

(2)	Includes 2,844,120 shares of Series E convertible preferred stock issued at a price of $16.10425 per share, representing a 15% discount from the original issuance price, from simultaneous extinguishment of convertible notes.

As of December 31, 2022, the authorized, issued, and outstanding convertible preferred stock (collectively, the “Convertible Preferred Stock”) consisted of the following (in thousands, except share and per share amounts):

	Shares authorized	Shares issued and outstanding	Original Issue Price	Net proceeds	Aggregate liquidation preference
Series A(1)	5,531,643	5,488,826	$0.9342	$5,064	$5,128
Series B	9,613,604	9,584,114	3.39105	32,399	32,500
Series C	5,793,003	5,773,114	8.4716	48,762	48,908
Series D	8,221,150	8,071,518	16.03926	125,932	129,461
Series E(2)	13,400,338	6,793,734	18.94618	127,076	128,715
	42,559,738	35,711,306		$339,233	$344,712

(1)	Includes 190,175 shares of Series A convertible preferred stock issued at a price of $0.88749 per share, representing a 5% discount from the original issuance price, from simultaneous extinguishment of convertible notes.

(2)	Includes 2,844,120 shares of Series E convertible preferred stock issued at a price of $16.10425 per share, representing a 15% discount from the original issuance price, from simultaneous extinguishment of convertible notes.

Dividend Rights

Holders are entitled to receive noncumulative dividends, prior and in preference to any declaration of dividends on common stock (other than dividends on shares of common stock payable in shares of common stock), at the per annum rate of 8% of the original issuance price per series when and if declared by the Board of Directors.

The holders of convertible preferred stock are also entitled to participate in dividends on common stock, when and if declared by the Board of Directors, based on the number of shares of common stock that would be held on an as-if converted basis, except for dividends on common stock payable solely in common stock. No dividends on convertible preferred stock or common stock have been declared by the Board of Directors from inception through December 31, 2023.

Liquidation Preference

In the event of any liquidation as defined by the Company’s Certificate of Incorporation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation Event”), the holders of convertible preferred stock shall be entitled, on a pari passu basis among each other, to be paid out of the assets of the Company legally available for distribution for each share of convertible preferred stock, an amount per share of convertible preferred stock equal to the greater of i) the original issuance price plus any declared and unpaid dividends on such convertible preferred stock, or ii) the amount per share that would have been payable had all shares of such convertible preferred stock been converted into common stock immediately prior to such Liquidation Event. If, upon any such Liquidation Event, the assets of the Company shall be insufficient to make payment in full to all holders of the convertible preferred stock, then the assets shall be distributed among the holders of convertible preferred stock on a pari passu basis, in proportion to the full amounts to which they would otherwise be respectively entitled. After the payment of the full liquidation preference to convertible preferred stock, the remaining assets of the corporation legally available for distribution to stockholders will be distributed ratably to the holders of common stock.

Conversion Rights

Each share of convertible preferred stock is convertible, at the option of the holder, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issuance price for a share by the conversion price at the time in effect for such share; as of December 31, 2023 and 2022, each share of Series A, Series B, Series C, Series D, and Series E convertible preferred stock would convert into common stock on a one-for-one basis. Each share of Series A, Series B and Series C automatically converts into the number of shares of common stock into which such shares are convertible at the then-effective conversion ratio upon the earlier of (i) closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933 (“Securities Act”) in which the gross proceeds to the Company is at least $35,000,000 or (ii) the consent of the holders of at least a majority of the outstanding shares of Series A, Series B and Series C, voting together as a single class. Each share of Series D automatically converts into the number of shares of common stock into which such shares are convertible at the then-effective conversion ratio upon the earlier of (i) closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act at an offering price of at least $16.03926 per share (as such number may be adjusted for stock splits, stock combinations, stock dividends and similar events) resulting in gross proceeds to the Company of at least $50,000,000 or (ii) the consent of the holders of a majority of the outstanding shares of Series D, voting together as a single class. Each share of Series E automatically converts into the number of shares of common stock into which such shares are convertible at the then-effective conversion ratio upon the earlier of (i) closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act at an offering price of at least $18.94618 per share (as such number may be adjusted for stock splits, stock combinations, stock dividends and similar events) resulting in gross proceeds to the Company of at least $50,000,000 or (ii) the consent of the holders of a majority of the outstanding shares of Series E, voting together as a single class. All outstanding convertible preferred stock automatically converts into the number of shares of common stock upon the consummation of a business combination with GAMC.

Voting Rights

The holder of each share of convertible preferred stock has voting rights equal to the number of shares of common stock into which it is convertible and votes together as one class with the common stock. Each share of common stock is entitled to one vote. As long as at least 2,000,000 shares (as adjusted for any stock splits, combinations of shares, or dividends paid in shares of such stock) of Series A, Series B and Series C convertible preferred stock, in the aggregate, remain outstanding, the holders of such Series A, Series B and Series C convertible preferred stock shall be entitled to elect (voting as a single class on an as-converted basis) one director of the Company. The holders of outstanding common stock (voting together as a separate class) shall be entitled to elect two directors. The holders of outstanding common stock and all other series of voting stock (including convertible preferred stock) (voting together as a separate class) shall be entitled to elect the remaining directors.

So long as at least 3,000,000 shares of convertible preferred stock issued remain outstanding, the Company must obtain approval from a majority of the then outstanding shares of convertible preferred stock in order to (i) alter or change the rights, powers or preferences of convertible preferred stock; (ii) increase or decrease the authorized number of shares of convertible preferred stock; (iii) authorize or create any new class or series of capital stock having rights, powers or preferences that are senior to or on parity with any series of convertible preferred stock; (iv) redeem or repurchase outstanding shares of convertible preferred stock or common stock, subject to certain exceptions; (v) pay or declare any dividend on any shares of common stock or convertible preferred stock; (vi) consummate a liquidation event or effect any other dissolution or winding-up of the business and affairs of the Company; (vii) amend, alter, restate or repeal any provision of the Company’s restated certificate of incorporation or bylaws; and (viii) incur any indebtedness for borrowed money in an amount in excess of $500,000 in the aggregate.

Redemption

The holders of the convertible preferred stock have no rights to cause the redemption of their shares outside of a Liquidation Event, which is outside of the Company’s control as of December 31, 2023 and 2022.

Classification

The Company has classified its convertible preferred stock as mezzanine equity on the consolidated balance sheets as the stock is contingently redeemable. Upon the occurrence of certain liquidation events that are outside the Company’s control, including liquidation, sale or transfer of the Company, holders of the convertible preferred stock can cause redemption for cash. During the years ended December 31, 2023 and 2022, the Company did not adjust the carrying value of the convertible preferred stock to the aggregate liquidation preference of such shares as a deemed liquidation event was not probable of occurring.